UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21128
Legg Mason Partners Variable Equity Trust
(Exact name of registrant as specified in charter)
55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)
Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
100 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code: Funds Investors Services 1-800-822-5544
                                                                                or
                                                                                                   Institutional Shareholder Services 1-888-425-6432
Date of fiscal year end: October 31
Date of reporting period: January 31, 2009

ITEM 1. SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS VARIABLE EQUITY TRUST
LEGG MASON PARTNERS VARIABLE LARGE CAP GROWTH
PORTFOLIO
FORM N-Q
JANUARY 31, 2009

Legg Mason Partners Variable Large Cap Growth Portfolio
Schedule of Investments (unaudited)
January 31, 2009

Shares	Security	Value
COMMON STOCKS — 99.6%
CONSUMER DISCRETIONARY — 16.2%
Internet & Catalog Retail — 7.5%
172,166	Amazon.com Inc. *	$10,126,805

Media — 2.8%
180,846	Walt Disney Co.	3,739,895

Multiline Retail — 2.5%
82,560	Sears Holdings Corp. *	3,378,355

Specialty Retail — 3.4%
212,294	Home Depot Inc.	4,570,690

	TOTAL CONSUMER DISCRETIONARY	21,815,745

CONSUMER STAPLES — 11.1%
Beverages — 6.2%
102,222	Coca-Cola Co.	4,366,924
78,633	PepsiCo Inc.	3,949,735

	Total Beverages	8,316,659

Food & Staples Retailing — 2.1%
105,370	CVS Corp.	2,832,346

Household Products — 2.8%
70,766	Procter & Gamble Co.	3,856,747

	TOTAL CONSUMER STAPLES	15,005,752

FINANCIALS — 11.1%
Capital Markets — 2.2%
15,730	BlackRock Inc., Class A Shares	1,711,424
97,930	Charles Schwab Corp.	1,330,869

	Total Capital Markets	3,042,293

Diversified Financial Services — 3.7%
228,025	Nasdaq OMX Group Inc. *	4,975,505

Insurance — 5.2%
78	Berkshire Hathaway Inc., Class A Shares *	6,981,156

	TOTAL FINANCIALS	14,998,954

HEALTH CARE — 26.9%
Biotechnology — 21.7%
117,947	Amgen Inc. *	6,469,393
117,945	Biogen Idec Inc. *	5,738,024
70,770	Celgene Corp. *	3,747,272
110,079	Genentech Inc. *	8,942,818
133,665	Vertex Pharmaceuticals Inc. *	4,417,628

	Total Biotechnology	29,315,135

Health Care Equipment & Supplies — 0.6%
13,360	Edwards Lifesciences Corp. *	768,067

Pharmaceuticals — 4.6%
86,488	Johnson & Johnson	4,989,493
9,140	Roche Holding AG (a)	1,285,860

	Total Pharmaceuticals	6,275,353

	TOTAL HEALTH CARE	36,358,555

INDUSTRIALS — 4.6%
Electrical Equipment — 2.9%
27,520	First Solar Inc. *	3,929,856

Industrial Conglomerates — 1.7%
185,140	General Electric Co.	2,245,748

	TOTAL INDUSTRIALS	6,175,604

See Notes to Schedule of Investments.

Legg Mason Partners Variable Large Cap Growth Portfolio
Schedule of Investments (unaudited) (continued)
January 31, 2009

Shares	Security	Value
INFORMATION TECHNOLOGY — 29.7%
Communications Equipment — 8.8%
251,611	Cisco Systems Inc. *	$3,766,616
190,380	Juniper Networks Inc. *	2,695,781
157,254	QUALCOMM Inc.	5,433,126

	Total Communications Equipment	11,895,523

Internet Software & Services — 8.6%
322,382	Akamai Technologies Inc. *	4,345,709
212,301	eBay Inc. *	2,551,858
13,760	Google Inc., Class A Shares *	4,658,173

	Total Internet Software & Services	11,555,740

Semiconductors & Semiconductor Equipment — 4.9%
290,924	Intel Corp.	3,752,920
353,830	NVIDIA Corp. *	2,812,948

	Total Semiconductors & Semiconductor Equipment	6,565,868

Software — 7.4%
165,125	Electronic Arts Inc. *	2,549,530
149,398	Microsoft Corp.	2,554,706
338,109	Red Hat Inc. *	4,953,297

	Total Software	10,057,533

	TOTAL INFORMATION TECHNOLOGY	40,074,664

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT
	(Cost — $133,435,390)	134,429,274

Face
Amount
SHORT-TERM INVESTMENT — 0.7%
Repurchase Agreement — 0.7%
$1,021,000	Interest in $181,951,000 joint tri-party repurchase agreement dated 1/30/09 with Barclays Capital Inc., 0.270% due 2/2/09; Proceeds at maturity — $1,021,023; (Fully collateralized by U.S. government agency obligation, 5.500% due 12/14/22; Market value — $1,041,424) (Cost — $1,021,000)	1,021,000

	TOTAL INVESTMENTS — 100.3% (Cost — $134,456,390#)	135,450,274
	Liabilities in Excess of Other Assets — (0.3)%	(464,548)

	TOTAL NET ASSETS — 100.0%	$134,985,726

*      Non-income producing security.
(a)   Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).
#      Aggregate cost for federal income tax purposes is substantially the same.
See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)
1. Organization and Significant Accounting Policies
Legg Mason Partners Variable Large Cap Growth Portfolio (the “Portfolio”) is a separate diversified investment series of the Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.
The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).
(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio may value these securities at fair value as determined in accordance with the procedures approved by the Portfolio’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.
Effective November 1, 2008, the Portfolio adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.
•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

Significant
			Other Significant	Unobservable
		Quoted Prices	Observable Inputs	Inputs
	January 31, 2009	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$135,450,274	$133,143,414	$2,306,860	—
(b) Repurchase Agreements. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

Notes to Schedule of Investments (unaudited) (continued)
(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation.
Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(d) Foreign Risk. The Portfolio’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also subject the Portfolio to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all which affect the market and/or credit risk of the investments.
(e) Security Transactions. Security transactions are accounted for on a trade date basis.
2. Investments
At January 31, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$27,993,709
Gross unrealized depreciation	(26,999,825)

Net unrealized appreciation	$993,884

3. Recent Accounting Pronouncement
In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Portfolio’s derivative and hedging activities, including how such activities are accounted for and their effect on the Portfolio’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio’s financial statements and related disclosures.

ITEM 2. CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.
ITEM 3. EXHIBITS.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Legg Mason Partners Variable Equity Trust

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer
Date: March 24, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer
Date: March 24, 2009

By	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer
Date: March 24, 2009